Accounting policies	6 Months Ended
Dec. 31, 2024
Summary of significant accounting policies
Accounting policies

3Accounting policies

The accounting policies adopted are consistent with those of the consolidated financial statements for the year ended 30 June 2024, except as described below.

Taxes on income in the interim periods are accrued using the tax rate that would be applicable to expected total annual earnings.

New and amended standards and interpretations adopted by the Group

The following amendments to standards have been adopted by the Group for the first time for the year ended 30 June 2025:

●	Classification of Liabilities as Current or Non-current (Amendments to IAS 1)
●	Leases on Sale and Leaseback (Amendment to IFRS 16)
●	Supplier Finance (Amendment to IAS 7 and IFRS 17)

3Accounting policies (continued)

The adoption of this amendment has not had a material effect on the Group’s financial statements.

New and amended standards and interpretations issued but not yet adopted

The following amendments to IFRS that have been issued by the IASB will become effective in a subsequent accounting period:

●	Presentation and Disclosure in Financial Statements (IFRS 18)
●	Lack of Exchangeability (Amendments to IAS 21)
●	Classification and Measurement of Financial Instruments (Amendment to IFRS 9 and IFRS 7)

These changes are not expected to have a material effect on the Group’s results however the disclosure changes will impact key statements including the Consolidated Statement of Profit or Loss and the Consolidated Statement of Cash Flows as defined in IFRS 18, and the inclusion of management’s Adjusted EBITDA measure.